Form N-PX
Annual Report of Proxy Voting Record  Of Registered Management
Investment Company

Investment Company Act File Number:	811-09189

Exact name of investment company as specified in charter:
Zazove Convertible Securities Fund, Inc.

Address of principal executive office:
1001 Tahoe Blvd.
Incline Village, NV 89451

Registrant's telephone number, including area code:
847.239.7100

Date of fiscal year end:  December 31

Date of reporting period:  year ended June 30, 2009

Item 1. Proxy Voting Record

I. Scottish Re Group, Ltd.
(a) Name of Issuer of the portfolio security: Scottish Re Group, Ltd.
(b) Exchange ticker symbol of the portfolio security: SKRRF.PK
(c) CUSIP: G73537410
(d) Shareholder meeting date: 10-01-2008
(e) Brief identification of the matter voted on:
1.  Election of directors
2.  Ratification of Ernst & Young LLP as Independent Registered
Public Accounting Firm.
(f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For
(i) Whether Registrant cast its vote for or against management:
For management

II. Fifth Third Bankcorp
(a) Name of Issuer of the portfolio security: Fifth Third Bankcorp
(b) Exchange ticker symbol of the portfolio security: SKRRF.PK
(c) CUSIP: 316773209
(d) Shareholder meeting date: 04-20-2009
(e) Brief identification of the matter voted on:
1.  Amend Articles to revise terms of preferred stock
(f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: Against
(i) Whether Registrant cast its vote for or against management:
Against management



III. Babcock & Brown Air Ltd.
(a) Name of Issuer of the portfolio security: Babcock and Brown Air, Ltd.
(b) Exchange ticker symbol of the portfolio security: FLY
(c) CUSIP: 05614P101
(d) Shareholder meeting date: April 20, 2009
(e) Brief identification of the matter voted on:
1.  Election of directors
2. Ratification of Ernst & Young LLP as Auditors and authorize the Board to determine their remuneration.
(f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For
(i) Whether Registrant cast its vote for or against management: For management

IV.  Healthsouth Corporation
(a) Name of Issuer of the portfolio security:  Healthsouth
Corporation
(b) Exchange ticker symbol of the portfolio security: HLS
(c) CUSIP: 421924408
(d) Shareholder meeting date: May 7, 2009
(e) Brief identification of the matter voted on:
1.  Election of directors
2.  Proposal to ratify the appointment of
PriceWaterhouseCoopers LLP as the Independent Registered
Public Accounting firm for 2009.
f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For
(i) Whether Registrant cast its vote for or against management: For management

V. Durect Corporation
(a) Name of Issuer of the portfolio security:  Durect Corporation
(b) Exchange ticker symbol of the portfolio security: DRRX
(c) CUSIP: 266605104
(d) Shareholder meeting date: June 24, 2009
(e) Brief identification of the matter voted on:
1.  Election of directors
2. Appointment of Ernst & Young as independent registered public accounting firm.
(f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For
(i) Whether Registrant cast its vote for or against management:
For management

Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Zazove Convertible Securities Fund, Inc.
By:  Steven M. Kleiman, Secretary
Date: 08-26-09